INVESTMENT IN ASSOCIATE - Summarized Consolidated Statement of Operations Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Revenue	$ 1,815.4	$ 1,561.0
Net earnings (loss)	88.8	203.6
Other comprehensive loss	(15.9)	15.9
Total comprehensive loss	$ 72.9	219.5
Leagold Mining Corporation
Disclosure of associates [line items]
Net earnings (loss)		(20.0)
Other comprehensive loss		(8.1)
Total comprehensive loss		$ (28.1)